INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 856,000	$ 0
Tax positions reversed in current year related to previous year	(405,000)	0
Tax positions taken in current year	1,230,000	856,000
Accrued interest	45,000	0
Balance at end of period	$ 1,726,000	$ 856,000